ASSET UNDER DEVELOPMENT - Commitments (Details) - Gimi conversion $ in Thousands	Dec. 31, 2022 USD ($)
Other non-current assets:
2023	$ 385,785
2024	139,669
Contractual obligation, total	$ 525,454